Short-term debt (Tables)	6 Months Ended
Jun. 30, 2021
Short-term debt.
Schedule of short-term debt

Short-term debt

in € THOUS

	June 30,	December 31,
	2021	2020
Commercial paper program	775,238	19,995
Borrowings under lines of credit	546,097	42,442
Other	536	513
Short-term debt from unrelated parties	1,321,871	62,950
Short-term debt from related parties (see note 3 c)	63,160	16,320
Short-term debt	1,385,031	79,270